Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Loan From Non-controlling Shareholder
(a)	Loan from a non-controlling shareholder

	December 31,
	2020	2019
Loan - current	$6,155	$6,607
Loan - non - current	6,130	1,436
	$12,285	$8,043

Schedule of Related Party Transactions and Balances
(b)	The Company entered into the following transactions in the normal course of operations at the exchange amount with related parties:

	For the year ended December 31,
	2020	2019	2018
Rent expenses to SinoBioway Biotech Group Co. Ltd. (“SinoBioway”).	$776	$775	$810
Rent expenses to Dalian Jin Gang Group (“Jin Gang”).	22	36	—
	$798	$811	$810